NET INCOME (LOSS) PER COMMON SHARE - Summary of Basic and diluted loss per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ 43,665	$ (9,703)	$ 35,387	$ (19,142)	$ (8,978)	$ (57,775)
Weighted-average number of common shares outstanding, basic (in shares)	5,699,111	5,605,116	5,693,877	5,600,987	5,629,370	5,443,332
Weighted-average number of common shares outstanding, diluted (in shares)	5,797,913		5,749,133		5,629,370	5,443,332
Net income (loss) per common share, basic	$ 7.66	$ (1.73)	$ 6.21	$ (3.42)	$ (1.59)	$ (10.61)
Net income per common share, diluted	$ 7.53		$ 6.16		$ (1.59)	$ (10.61)
Share-Based Payment Arrangement, Option [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Effect of potentially dilutive securities (in shares)	82,654	41,298
Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Effect of potentially dilutive securities (in shares)	16,148	13,957